Significant Accounting Policies - Summary of Estimated Useful Lives of Assets on Depreciation Calculated (Detail)	12 Months Ended
Mar. 31, 2019
Computers [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	3-6 years
Furniture and Fixtures [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	5-6 years
Office Equipment [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	1-5 years
Motor Vehicles [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	3-7 years
Diesel Generator Sets [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	7 years
Building [Member]
Disclosure Of Property Plant And Equipment [Line Items]
Estimated useful lives of assets	20 years